Share-based payment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Compensation expense by plan	R$ (818)	R$ (737)	R$ (598)
Partners Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense by plan	(336)	(264)	(180)
Share Based Plan [Member]
IfrsStatementLineItems [Line Items]
Compensation expense by plan	R$ (482)	R$ (473)	R$ (418)